Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Net pool revenues (notes 14e and 14h)	$ 139,936	$ 310,108	$ 381,028
Time-charter revenues (note 14e)	112,100	97,374	75,375
Voyage charter revenues	125,774	90,032	41,874
Other revenues (note 20)	53,368	53,029	36,404
Total revenues	431,178	550,543	534,681
Voyage expenses (note 14e)	(77,368)	(53,604)	(18,727)
Vessel operating expenses (notes 14e and 14f)	(175,389)	(182,598)	(137,164)
Time-charter hire expense (note 9)	(30,661)	(59,647)	(74,898)
Depreciation and amortization	(100,481)	(104,149)	(73,760)
General and administrative expenses (note 14e)	(32,879)	(33,199)	(30,403)
(Loss) gain on sale of vessels (note 19)	(12,984)	(20,594)	771
Restructuring charges (note 20)	0	0	(6,795)
Income from operations	1,416	96,752	193,705
Interest expense	(31,294)	(29,784)	(17,389)
Interest income	907	117	122
Realized and unrealized gain (loss) on derivative instruments (note 10)	1,319	(964)	(1,597)
Equity (loss) income (note 6)	(25,370)	7,680	11,528
Other expense (note 15)	(5,001)	(5,978)	(2,743)
Net (loss) income	$ (58,023)	$ 67,823	$ 183,626
Per common share amounts
Basic (loss) earnings per share (in dollars per share)	$ (0.31)	$ 0.40	$ 1.26
Diluted (loss) earnings per share (in dollars shares)	(0.31)	0.40	1.25
Cash dividends declared (in dollars per share)	$ 0.12	$ 0.18	$ 0.24
Weighted-average number of Class A and Class B common stock outstanding
Basic (in shares)	187,235,377	170,098,572	143,911,452
Diluted (in shares)	187,235,377	170,340,639	144,492,933